Goodwill and intangible assets - Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Beginning balance	$ 16,261	$ 16,150
Business realignment	0
Acquisition	426
Foreign currency translation	(89)	111
Goodwill	17,278	16,941	$ 16,830
Accumulated impairment losses	(680)	(680)	(680)
Ending balance	16,598	16,261
Securities Services
Goodwill [Roll Forward]
Beginning balance	7,004	6,973
Business realignment	(51)
Acquisition	426
Foreign currency translation	(48)	31
Goodwill	7,331	7,004	6,973
Accumulated impairment losses	0	0	0
Ending balance	7,331	7,004
Market and Wealth Services
Goodwill [Roll Forward]
Beginning balance	1,429	1,424
Business realignment	48
Acquisition	0
Foreign currency translation	(2)	5
Goodwill	1,475	1,429	1,424
Accumulated impairment losses	0	0	0
Ending balance	1,475	1,429
Investment and Wealth Management
Goodwill [Roll Forward]
Beginning balance	7,828	7,753
Business realignment	3
Acquisition	0
Foreign currency translation	(39)	75
Goodwill	8,472	8,508	8,433
Accumulated impairment losses	(680)	(680)	$ (680)
Ending balance	$ 7,792	$ 7,828